Income Taxes - Summary of Taxation (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Income Tax Rate Reconciliation
Income tax benefit (expense)	$ (166)	$ (261)	$ (378)	$ (264)
Effective tax rate	(2.00%)	2.00%	(1.00%)	(2.00%)
Norway
Income Tax Rate Reconciliation
Income tax benefit (expense)	$ (163)	$ (258)	$ (375)	$ (258)
UK tax
Income Tax Rate Reconciliation
Income tax benefit (expense)	$ (3)	$ (3)	$ (3)	$ (6)